PER SHARE AMOUNTS - Schedule Representing Per Share Amounts (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings per share [abstract]
Net Earnings (Loss)	$ 3,360	$ 1,286	$ 7,800	$ 2,996
Effect of Cumulative Dividends on Preferred Shares	0	(2)	(2)	(12)
Net Earnings (Loss) – Basic	3,360	1,284	7,798	2,984
Effect of Stock-Based Compensation	0	0	0	(1)
Net Earnings (Loss) – Diluted	$ 3,360	$ 1,284	$ 7,798	$ 2,983
Basic – weighted average number of shares (in shares)	1,827,400	1,788,901	1,854,000	1,806,851
Dilutive effect of warrants (in shares)	0	2,251	0	2,416
Dilutive effect for stock based compensation (in shares)	4,323	1,628	4,754	1,819
Diluted – weighted average number of shares (in shares)	1,831,723	1,792,780	1,858,754	1,811,086
Net earnings (loss) per common share — basic (CAD per share)	$ 1.84	$ 0.72	$ 4.21	$ 1.65
Net earnings (loss) per common share — diluted (CAD per share)	$ 1.83	$ 0.72	$ 4.20	$ 1.65